Note 10 - Cost Method Investment (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Schedule of Cost Method Investments [Table Text Block]
	December 31,
	2012	2013
Beginning balance	$-	$802,202
Purchases	802,202	309,698
Exchange difference	-	26,999
Ending balance	$802,202	$1,138,899